38. Insurance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Nominated Risks
Disclosure of types of insurance contracts [line items]
Term of validity	Aug. 24, 2019
Insured amount	R$ 2,226,749
Operational risks - UHE Colíder
Disclosure of types of insurance contracts [line items]
Term of validity	Nov. 01, 2019
Insured amount	R$ 988,398
Operational risks - UEG Araucária
Disclosure of types of insurance contracts [line items]
Term of validity	Nov. 30, 2019
Insured amount	R$ 849,558
Operational risks - HPP Governador Jayme Canet Junior
Disclosure of types of insurance contracts [line items]
Term of validity	Nov. 23, 2019
Insured amount	R$ 799,290
Operational risks - Brisa Potiguar
Disclosure of types of insurance contracts [line items]
Term of validity	Jun. 27, 2019
Insured amount	R$ 770,713
Fire - Company-owned and rented facilities
Disclosure of types of insurance contracts [line items]
Term of validity	Aug. 24, 2019
Insured amount	R$ 619,414
Operational risks - São Bento
Disclosure of types of insurance contracts [line items]
Term of validity	Jun. 27, 2019
Insured amount	R$ 489,357
Multi-risk - Elejor
Disclosure of types of insurance contracts [line items]
Term of validity	Mar. 11, 2020
Insured amount	R$ 302,616
Legal guarantee - Office of the General Counsel to the National Treasury
Disclosure of types of insurance contracts [line items]
Term of validity	May 10, 2020
Insured amount	R$ 326,712